Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Pensions and other post-employment benefits

31. Pensions and other post-employment benefits

Pension and other post-employment costs	2024 £m	2023 £m	2022 £m
UK pension schemes	120	96	114
US pension schemes	40	56	48
Other overseas pension schemes	151	146	154
Unfunded post-retirement healthcare schemes	57	58	53
	368	356	369
Analysed as:
Funded defined benefit/hybrid pension schemes	132	134	152
Unfunded defined benefit pension schemes	29	35	31
Unfunded post-retirement healthcare schemes	57	58	53
Defined benefit schemes	218	227	236
Defined contribution pension schemes	150	129	133
	368	356	369

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:
	2024 £m	2023 £m	2022 £m
Cost of sales	87	94	104
Selling, general and administration	92	91	90
Research and development	39	42	42
	218	227	236
GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees.
These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on factors such as employee pensionable remuneration and length of service.
Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit credit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.
Remeasurement movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rates and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest government bonds. In the UK, mortality rates are determined by adjusting the SAPS S3 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2023 projections with a long-term rate of improvement of 1.0% per year for both males and females. In the US, mortality rates are calculated using the PRI-2012 white collar table adjusted to reflect recent experience. These rates are projected using MP-2020 to allow for future improvements in life expectancy.
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2044 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	26.8	28.3	27.4	28.8
Projected for 2044	27.9	29.5	28.9	30.2
31. Pensions and other post-employment benefits continued
The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The target exposure for three of the four UK plans is split 36%  to return-seeking assets and 64% to liability-matching assets. During 2019, a buy-in insurance contract was purchased to cover substantially all of the obligations of the other UK plan. At 31 December 2024, the value of the insurance contract was £340 million (2023: £387 million). The asset allocation of the US plans is currently set at 25% return-
seeking assets and 75% liability-matching assets.
The pension plans are exposed to risk that arises because the market value of the plans’ assets might decline or the estimated value of the plans’ liabilities might increase.
Within the broad investment strategy outlined above, the return-seeking assets are primarily intended to generate future returns while the liability-matching assets are intended to match future pension obligations. Each pool invests across a broad range of assets. The main risks within the portfolios are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.
The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.
The interest rate risk in the US is partially hedged, with the target based on an accounting measure of the plan liabilities.
For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities.
Climate-related impacts, along with other environmental, social and governance (ESG) considerations, can be financially material with regard both to expected returns and to risk implications. The incorporation of such considerations into investment policy is subject to local regulations and fiduciary obligations.
In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former
SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.
The UK defined benefit plans closed to future accrual effective from 31 March 2022. As a result, post closure the accrued benefits of active participants are revalued in line with inflation (RPI for the legacy Glaxo Wellcome plans and CPI for the legacy SmithKline
Beecham plans subject to the relevant caps for each arrangement) rather than capped pay increases. From 1 April 2022, former defined benefit plans employees were transferred to the defined contribution plans. All defined benefit plan participants who were still active at 1 April 2022 received a defined pension contribution of £10,000 each in 2022.
The cash funding or technical provision deficits of £1,080 million identified in the 31 December 2020 pension scheme valuations in three GSK UK defined benefit pension schemes and increased by £7 million notional interest, were fully paid in 2023, (2023:
£353 million; 2022: £691 million). The contributions were collateralised by the creation of three Scottish Limited Partnerships
(SLPs) during the GSK Consumer Healthcare Holdings Limited demerger, each SLP providing a funding mechanism for each of the three principal UK defined benefit pension schemes (two benefiting current and former Glaxo Wellcome employees, with the third benefiting current and former SmithKline Beecham employees).
The US cash balance pension plan closed to future accrual from 1 January 2021.
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US	Rest of World
	2024 % pa	2023 % pa	2022 % pa	2024 % pa	2023 % pa	2022 % pa	2024 % pa	2023 % pa	2022 % pa
Rate of increase of future earnings	n/a	n/a	n/a	n/a	n/a	n/a	3.20	3.20	3.40
Discount rate	5.50	4.60	4.80	5.50	5.00	5.30	3.30	3.10	3.40
Expected pension increases	2.90	2.90	3.10	n/a	n/a	n/a	2.40	2.50	2.40
Cash balance credit/conversion rate	n/a	n/a	n/a	4.80	4.00	3.90	1.10	0.60	0.80
Inflation rate	2.90	2.90	3.10	2.50	2.50	2.50	1.90	2.00	2.30
Sensitivity analysis detailing the effect of changes in assumptions is provided on page 228. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.
31. Pensions and other post-employment benefits continued
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December
2024 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2024	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	3	94	97	14
Past service cost	18	–	–	18	–
Net interest (income)/cost	(15)	26	14	25	43
Gains from settlements	–	–	(2)	(2)	–
Expenses	12	11	–	23	–
	15	40	106	161	57

Remeasurement gains/(losses) recorded in the statement of comprehensive income	237	90	129	456	50

				Pensions	Post-retirement benefits
2023	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	—	5	91	96	12
Past service cost/(credit)	3	–	–	3	–
Net interest (income)/cost	(5)	35	16	46	47
Gains from settlements	–	–	(6)	(6)	–
Expenses	14	16	–	30	(1)
	12	56	101	169	58

Remeasurement gains/(losses) recorded in the statement of comprehensive income	28	45	38	111	(40)

				Pensions	Post-retirement benefits
2022	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	13	7	126	146	22
Past service cost/(credit)	6	—	—	6	—
Net interest (income)/cost	(11)	20	9	18	32
Gains from settlements	–	–	(22)	(22)	–
Expenses	14	21	—	35	(1)
	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income[1]	(1,169)	36	261	(872)	228
The amounts included within past service costs in the UK included £18 million (2023: £3 million; 2022: £6 million) of augmentation costs which arose from Major restructuring programmes.
31. Pensions and other post-employment benefits continued
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2024 £m	2023 £m	2022 £m
Recognised in other non-current assets:
Pension schemes in surplus	898	634	229
Recognised in pensions and other post-employment benefits:
Pension schemes in deficit	(1,001)	(1,397)	(1,585)
Post-retirement benefits	(863)	(943)	(994)
	(1,864)	(2,340)	(2,579)
In the event of a plan wind-up, GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2024		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,669	472	364	2,505
	– unlisted	–	–	2	2
Multi-asset funds		923	–	–	923
Property:	– listed	–	–	–	–
	– unlisted	407	99	24	530
Corporate bonds:	– listed	2,104	739	208	3,051
	– unlisted	–	–	15	15
Government bonds:	– listed	4,107	772	489	5,368
Insurance contracts		883	–	822	1,705
Other (liabilities)/assets		(1,291)	125	81	(1,085)
Fair value of assets		8,802	2,207	2,005	13,014
Present value of scheme obligations		(8,241)	(2,596)	(2,280)	(13,117)
Net surplus/(obligation)		561	(389)	(275)	(103)
Included in other non-current assets		725	–	173	898
Included in pensions and other post-employment benefits		(164)	(389)	(448)	(1,001)
		561	(389)	(275)	(103)
Actual return/(loss) on plan assets		(213)	132	121	40
The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The investments in this asset class with a quoted market price were fully redeemed during the year (2023: £209 million).
The ‘Other (liabilities)/assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £1,634 million at
31 December 2024 (2023: £1,853 million; 2022: £2,376 million) is deducted within ‘Other assets’.
31. Pensions and other post-employment benefits continued

At 31 December 2023		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,647	447	349	2,443
	– unlisted	–	–	2	2
Multi-asset funds		852	–	–	852
Property:	– listed	–	–	–	–
	– unlisted	467	119	24	610
Corporate bonds:	– listed	2,019	698	205	2,922
	– unlisted	–	–	15	15
Government bonds:	– listed	4,897	774	527	6,198
Insurance contracts		990	–	771	1,761
Other (liabilities)/assets		(1,374)	104	89	(1,181)
Fair value of assets		9,498	2,142	1,982	13,622
Present value of scheme obligations		(9,222)	(2,757)	(2,406)	(14,385)
Net surplus/(obligation)		276	(615)	(424)	(763)
		—	—	—	—
Included in other non-current assets		457	–	177	634
Included in pensions and other post-employment benefits		(181)	(615)	(601)	(1,397)
		276	(615)	(424)	(763)

Actual return on plan assets		647	196	138	981

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,351	437	371	2,159
	– unlisted	–	–	2	2
Multi-asset funds		1,101	–	–	1,101
Property:	– listed	–	–	19	19
	– unlisted	464	140	1	605
Corporate bonds:	– listed	1,692	779	124	2,595
	– unlisted	–	–	15	15
Government bonds:	– listed	4,048	723	558	5,329
Insurance contracts		1,003	–	691	1,694
Other (liabilities)/assets		(645)	181	89	(375)
Fair value of assets		9,014	2,260	1,870	13,144
Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)
Net surplus/(obligation)		(103)	(770)	(483)	(1,356)

Included in Other non-current assets		109	–	120	229
Included in Pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)
		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)

31. Pensions and other post-employment benefits continued
				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2022	13,632	2,524	2,906	19,062	–
Exchange adjustments	–	286	122	408	–
Interest income	271	71	28	370	–
Expenses	(14)	(21)	–	(35)	–
Settlements and curtailments	–	–	(8)	(8)	–
Remeasurement	(4,981)	(324)	(578)	(5,883)	–
Employer contributions	755	50	114	919	117
Scheme participants’ contributions	–	–	15	15	18
Transfer to assets held for sale/distribution	–	–	(624)	(624)	–
Benefits paid	(649)	(326)	(105)	(1,080)	(135)
Assets at 31 December 2022	9,014	2,260	1,870	13,144	–
Exchange adjustments	–	(125)	(84)	(209)	–
Interest income	430	111	60	601	–
Expenses	(14)	(16)	–	(30)	–
Settlements and curtailments	–	–	2	2	–
Remeasurement	217	85	78	380	–
Employer contributions	363	125	118	606	98
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(512)	(298)	(73)	(883)	(116)
Assets at 31 December 2023	9,498	2,142	1,982	13,622	–
Exchange adjustments	–	37	(116)	(79)	–
Interest income	426	102	59	587	–
Expenses	(12)	(11)	–	(23)	–
Settlements and curtailments	–	–	(1)	(1)	–
Remeasurement	(639)	30	62	(547)	–
Employer contributions	63	179	109	351	94
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(534)	(272)	(101)	(907)	(112)
Assets at 31 December 2024	8,802	2,207	2,005	13,014	–
During 2024, the Group made a deficit reduction contribution to the UK pension schemes of £30 million (2023: £nil), eliminating the deficit identified in the 31 December 2023 triennial funding valuation. The Group also made a contribution to the US Cash Balance
Plan of £150 million (2023: £96 million).
Employer contributions for 2025 are estimated to be approximately £270 million in respect of defined benefit pension schemes and
£80 million in respect of other post-retirement benefits.
31. Pensions and other post-employment benefits continued

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2022	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)
Exchange adjustments	–	(371)	(124)	(495)	(125)
Service cost	(13)	(7)	(126)	(146)	(22)
Past service cost	(6)	–	–	(6)	–
Interest cost	(260)	(91)	(37)	(388)	(32)
Settlements and curtailments	–	–	29	29	–
Remeasurement	3,812	360	839	5,011	228
Scheme participants’ contributions	–	–	(15)	(15)	(18)
Transfer to assets held for sale/distribution	–	–	621	621	83
Benefits paid	649	326	105	1,080	135
Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)
Exchange adjustments	–	166	87	253	53
Service cost	–	(5)	(91)	(96)	(13)
Past service cost	(3)	–	–	(3)	–
Interest cost	(425)	(145)	(76)	(646)	(47)
Settlements and curtailments	–	–	4	4	–
Remeasurement	(189)	(40)	(40)	(269)	(40)
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	512	298	73	883	116
Obligations at 31 December 2023	(9,222)	(2,757)	(2,406)	(14,385)	(943)
Exchange adjustments	–	(40)	133	93	(7)
Service cost	–	(3)	(94)	(97)	(14)
Past service cost	(18)	–	–	(18)	–
Interest cost	(411)	(128)	(73)	(612)	(43)
Settlements and curtailments	–	–	3	3	–
Remeasurement	876	60	67	1,003	50
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	534	272	101	907	112
Obligations at 31 December 2024	(8,241)	(2,596)	(2,280)	(13,117)	(863)
31. Pensions and other post-employment benefits continued
The defined benefit pension obligation is analysed as follows:

	2024 £m	2023 £m	2022 £m
Funded	(12,564)	(13,782)	(13,887)
Unfunded	(553)	(603)	(613)
	(13,117)	(14,385)	(14,500)
The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.50% (2023: 6.75%) in 2024, grading down to 5% in 2031 and thereafter. At 31 December 2024, the US post-retirement healthcare scheme obligation was £748 million (2023: £785 million; 2022:
£870 million). Post-retirement benefits are unfunded.
The movement in the net defined benefit liability is as follows:

	2024 £m	2023 £m	2022 £m
At 1 January	(763)	(1,356)	(1,129)
Exchange adjustments	14	44	(87)
Service cost	(97)	(96)	(146)
Past service cost	(18)	(3)	(6)
Interest cost	(25)	(45)	(18)
Settlements and curtailments	2	6	21
Remeasurements:
Return on plan assets, excluding amounts included in interest	(547)	380	(5,883)
Gain/(loss) from change in demographic assumptions	90	135	92
Gain/(loss) from change in financial assumptions	890	(137)	5,868
Experience gain/(loss)	23	(267)	(949)
Employer contributions	351	606	919
Transfer to assets held for sale/distribution	–	–	(3)
Expenses	(23)	(30)	(35)
At 31 December	(103)	(763)	(1,356)
The remeasurements included within post-retirement benefits are detailed below:

	2024 £m	2023 £m	2022 £m
Gain from change in demographic assumptions	7	7	21
Gain/(loss) from change in financial assumptions	44	(43)	219
Experience gain/(loss)	(1)	(4)	(12)
	50	(40)	228
The defined benefit pension obligation analysed by membership category is as follows:

	2024 £m	2023 £m	2022 £m
Active	1,418	1,508	1,390
Retired	8,147	8,730	8,540
Deferred	3,552	4,147	4,570
	13,117	14,385	14,500
The post-retirement benefit obligation analysed by membership category is as follows:

	2024 £m	2023 £m	2022 £m
Active	277	277	306
Retired	586	666	688
Deferred	–	–	–
	863	943	994
The weighted average duration of the defined benefit obligation is as follows:

	2024 years	2023 years	2022 years
Pension benefits	11	11	12
Post-retirement benefits	9	10	10
31. Pensions and other post-employment benefits continued
Sensitivity analysis
The effect of changes in assumptions used on the benefit obligations and on the 2025 annual defined benefit pension and post-
retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m
Discount rate
(Decrease)/increase in annual pension cost	(19)	17
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(309)	320
(Decrease)/increase in post-retirement benefits obligation	(17)	18
	0.75% increase £m	0.75% decrease £m
(Decrease)/increase in annual pension cost	(55)	51
Increase/(decrease) in annual post-retirement benefits cost	2	(3)
(Decrease)/increase in pension obligation	(883)	1,012
(Decrease)/increase in post-retirement benefits obligation	(49)	55

	0.25% increase £m	0.25% decrease £m
Inflation rate
Increase/(decrease) in annual pension cost	13	(12)
Increase/(decrease) in pension obligation	234	(229)
	0.75% increase £m	0.75% decrease £m
Increase/(decrease) in annual pension cost	42	(36)
Increase/(decrease) in pension obligation	737	(646)

	1 year increase £m
Life expectancy
Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	380
Increase in post-retirement benefits obligation	29

	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	22